Long-Term Debt - Components of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Feb. 14, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Note payable to a bank		$ 300
Note payable to a bank	2,270		7,697	5,429
Less: Current portion of long-term debt	124		2,028	1,294
Non-current portion	2,146		5,669	4,135
ExOne [Member] | Building Note Payable to Bank through May 2017 [Member]
Debt Instrument [Line Items]
Note payable to a bank	2,270		2,334
ExOne [Member] | Building Note Payable to Unrelated Entity through June 2014 [Member]
Debt Instrument [Line Items]
Note payable to a bank			300
Lone Star Metal Fabrication, LLC [Member] | Building Note Payable to Bank through July 2014 [Member]
Debt Instrument [Line Items]
Note payable to a bank			727	765
Lone Star Metal Fabrication, LLC [Member] | Equipment note payable to bank through July 2014 [Member]
Debt Instrument [Line Items]
Note payable to a bank				420
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through December 2017 [Member]
Debt Instrument [Line Items]
Note payable to a bank			1,193
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through December 2016 [Member]
Debt Instrument [Line Items]
Note payable to a bank			1,056	1,291
Troy Metal Fabricating, LLC [Member] | Equipment Line of Credit to Bank through December 2016 [Member]
Debt Instrument [Line Items]
Note payable			886	1,108
Troy Metal Fabricating, LLC [Member] | Building Note Payable to Bank through April 2013 [Member]
Debt Instrument [Line Items]
Note payable to a bank			760	781
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through January 2014 [Member]
Debt Instrument [Line Items]
Note payable to a bank			228	433
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through April 2013 [Member]
Debt Instrument [Line Items]
Note payable to a bank			$ 213	$ 631